Average Annual Total Returns - LVIP Loomis Sayles Global Growth Fund	Standard Class 1 year	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class Since Inception	Service Class Inception Date	MSCI All Country World Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI All Country World Index (net dividends) (reflects no deductions for fees, expenses or taxes) Since Inception
Total	34.77%	20.69%	May 01, 2018	34.32%	20.28%	May 01, 2018	16.25%	11.37%